Assets pledged and collateral (Tables)	6 Months Ended
Jun. 30, 2014
Assets pledged and collateral	Assets pledged
end of	6M14	2013
Assets pledged (CHF million)
Total assets pledged or assigned as collateral	140,862	137,207
of which encumbered	93,046	92,300

Fair value of collateral received with the right to sell or repledge	Collateral
end of	6M14	2013
Collateral (CHF million)
Fair value of collateral received with the right to sell or repledge	385,551	359,508
of which sold or repledged	288,647	267,902